Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Feb. 28, 2025	Dec. 26, 2024	Feb. 28, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 28, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 28, 2016	Feb. 28, 2015
Torray Fund
Account Value [Line Items]
Account Value	$ 20,974		$ 18,968	$ 15,892	$ 15,853	$ 13,750	$ 11,752	$ 12,266	$ 12,389	$ 11,646	$ 9,392	$ 10,000
Tweedy, Browne Insider + Value ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Tweedy, Browne Insider + Value ETF NAV
Account Value	$ 10,358	$ 10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 33,877		28,611	21,932	23,759	20,414	15,549	14,371	13,729	11,724	9,381	10,000
Morningstar US Large-Mid Cap Broad Value TR USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Large-Mid Cap Broad Value TR USD
Account Value	$ 27,800		$ 23,762	$ 20,067	$ 20,455	$ 17,456	$ 14,129	$ 13,815	$ 13,384	$ 12,090	$ 9,373	$ 10,000
MSCI THE WORLD INDEX Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI THE WORLD INDEX Net (USD)
Account Value	$ 10,088	$ 10,000